Not FDIC Insured May Lose Value No Bank Guarantee
1112-Q3PH

Schedule of Investments
(unaudited)
Franklin California Tax–Free Income Fund 2
Notes to Schedule of Investments 29

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited), November 30, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Senior Floating Rate Interests 0.1%
Residential REITs 0.1%
a,b
Centennial Gardens LP ,
c
CME Term Loan, B, 7.321%, (1-month SOFR + 1.55%), 1/01/38 ............... $ 6,132,417 $ 6,132,417
Delayed Draw Term Loan, 7.07%, (1-month USD LIBOR + 2%), 1/08/24 ......... 1,495,232 1,514,831
7,647,248
a a a a a
Total Senior Floating Rate Interests (Cost $7,627,648) ...........................
7,647,248
Municipal Bonds 98.9%
California 95.5%
ABAG Finance Authority for Nonprofit Corp. , Eskaton Properties, Inc. Obligated Group ,
Revenue , 2013 , Refunding , 5% , 11/15/35 ................................ 10,000,000 9,736,645
Alameda Corridor Transportation Authority ,
Revenue, 2022 C, Refunding, AGMC Insured, 5%, 10/01/52 .................. 28,000,000 29,460,035
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/29 .... 20,000,000 16,338,950
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/30 .... 41,665,000 32,720,920
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 .....................
18,000,000 18,432,749
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , Zero Cpn., 9/01/27 ................................... 3,035,000 2,670,738
Align Capital Trust , Revenue , 2023-1 , 5.5% , 3/01/35 .........................
13,000,000 13,043,420
Alisal Union School District ,
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/32 ........................... 3,355,000 2,494,666
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/33 ........................... 3,610,000 2,579,423
GO, 2009 B, AGMC Insured, Zero Cpn., 2/01/34 ........................... 3,345,000 2,342,562
Alta Loma School District , GO , 2019 B , 5% , 8/01/44 .........................
7,375,000 7,741,342
Alvord Unified School District ,
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 15,000,000 8,777,971
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/46 ........................... 42,500,000 47,357,695
Anaheim Housing & Public Improvements Authority ,
City of Anaheim Electric System, Revenue, 2022 A, Refunding, 5%, 10/01/52 ..... 8,040,000 8,387,793
City of Anaheim Water System, Revenue, 2022 A, 5%, 10/01/52 ............... 8,345,000 8,705,986
Anaheim Public Financing Authority ,
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/24 ......... 26,855,000 26,159,386
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/26 ......... 29,430,000 26,788,343
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/27 ......... 22,860,000 20,123,733
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/28 ......... 14,425,000 12,258,995
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/29 ......... 24,810,000 20,299,803
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/32 ......... 13,665,000 9,895,083
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/33 ......... 37,070,000 25,725,549
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/34 ......... 24,970,000 16,602,476
City of Anaheim, Revenue, 1997 C, AGMC Insured, ETM, Zero Cpn., 3/01/37 ..... 15,080,000 9,396,603
Anaheim Union High School District , GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26
8,570,000 7,889,804
Bay Area Toll Authority ,
Revenue, 2017 S-7, Refunding, 4%, 4/01/42 ............................. 119,305,000 119,922,105
Revenue, 2017 S-7, Refunding, 4%, 4/01/47 ............................. 23,330,000 23,366,987
Revenue, 2017 S-7, Refunding, 4%, 4/01/49 ............................. 13,625,000 13,565,455
d
Revenue, 2021 A, Refunding, Mandatory Put, 2%, 4/01/28 ................... 12,000,000 11,028,209
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... 10,000,000 10,345,495
Beaumont Unified School District , GO , 2011 C , AGMC Insured , Zero Cpn., 8/01/40 ..
11,000,000 5,251,335
Cabrillo Unified School District , GO , 2018 A , 5% , 8/01/45 .....................
4,245,000 4,381,002
California Affordable Housing Agency ,
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/40 .............. 1,580,000 1,531,825
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/45 .............. 1,930,000 1,828,195
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/50 .............. 1,855,000 1,683,615
d
California Community Choice Financing Authority ,
Revenue, 2022 A-1, Mandatory Put, 4%, 8/01/28 .......................... 100,000,000 99,247,970

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
California Community Choice Financing Authority, (continued)
Revenue, 2023 C, Mandatory Put, 5.25%, 10/01/31 ........................ $ 116,575,000 $ 120,198,921
Revenue, 2023 E-1, Mandatory Put, 5%, 3/01/31 .......................... 38,855,000 40,675,139
e
Revenue, 2023 G, Mandatory Put, 5.25%, 4/01/30 ......................... 23,500,000 24,481,125
California Community College Financing Authority ,
Revenue, 2001 A, NATL Insured, 5.125%, 4/01/31 ......................... 880,000 885,293
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 8,150,000 8,175,003
f
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 5,235,000 4,244,506
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 35,015,000 27,714,099
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 201 A-1 T, 4.25%,
2/01/38 ........................................................ 7,095,000 5,798,233
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%,
2/01/57 ........................................................ 59,855,000 35,897,755
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 14,870,000 11,863,334
Fountains at Emerald Park, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 8/01/56 .. 46,440,000 30,411,392
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... 47,500,000 28,829,118
Summit at Sausalito Apartments, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ........ 16,260,000 10,267,509
Twin Creek Apartments, Revenue, 144A, 2022 A-1, 4.5%, 8/01/52 ............. 29,275,000 23,332,567
Twin Creek Apartments, Revenue, Senior Lien, 144A, 2022 A-2, Zero Cpn., 8/01/65 79,990,000 4,100,271
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 13,550,000 12,315,308
California County Tobacco Securitization Agency ,
Alameda County Tobacco Asset Securitization Corp., Revenue, 2002, 5.875%,
6/01/35 ........................................................ 1,685,000 1,710,749
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 1,120,000 1,077,210
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 2,000,000 1,782,346
Gold Country Settlement Funding Corp., Revenue, 2020 B-1, Refunding, 4%, 6/01/49 35,000 34,865
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/34 .... 10,295,000 10,295,911
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/40 .... 17,650,000 17,650,671
Los Angeles County Securitization Corp., Revenue, 2020 B-1, Refunding, 5%,
6/01/49 ........................................................ 540,000 547,765
Los Angeles County Securitization Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/49 .................................................... 3,525,000 3,175,160
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/36 .................................................... 470,000 472,428
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/38 .................................................... 530,000 518,005
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/40 .................................................... 625,000 601,122
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/42 .................................................... 100,000 94,410
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/35 .. 350,000 354,863
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/36 .. 600,000 603,100
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/37 .. 530,000 526,239
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/38 .. 790,000 772,120
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/39 .. 620,000 601,180
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 .. 830,000 798,290
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 .. 3,520,000 3,170,656
Sonoma County Securitization Corp., Revenue, 2020 B-1, Refunding, 5%, 6/01/49 . 745,000 756,410
Stanislaus County Tobacco Funding Corp., Revenue, 2002 A, 5.875%, 6/01/43 ... 4,255,000 4,255,397
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/40 ................ 1,295,000 1,206,276
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/41 ................ 1,345,000 1,240,601
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/42 ................ 1,400,000 1,275,831
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/46 ................ 3,000,000 2,643,423
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/50 ................ 2,675,000 2,295,940

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
Art Center College of Design, Revenue, 2022 A, 3%, 12/01/51 ................ $ 650,000 $ 449,107
Chapman University, Revenue, 2015, 5%, 4/01/40 ......................... 5,000,000 5,063,958
Chapman University, Revenue, 2015, 5%, 4/01/45 ......................... 5,000,000 5,045,370
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/27 ............... 475,000 509,157
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/28 ............... 395,000 430,657
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/29 ............... 400,000 441,674
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/30 ............... 425,000 473,427
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/31 ............... 475,000 534,644
Leland Stanford Junior University (The), Revenue, T-1, 5%, 3/15/39 ............ 2,815,000 3,379,475
Leland Stanford Junior University (The), Revenue, U-1, 5.25%, 4/01/40 ......... 5,000,000 6,105,540
Leland Stanford Junior University (The), Revenue, U-6, 5%, 5/01/45 ............ 7,000,000 8,196,243
Leland Stanford Junior University (The), Revenue, V-1, 5%, 5/01/49 ............ 20,850,000 24,253,250
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/47 ............. 11,000,000 11,193,801
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/26 7,620,000 6,911,475
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/27 7,365,000 6,457,973
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/28 4,120,000 3,485,899
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/30 5,685,000 4,446,698
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/31 7,615,000 5,716,928
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/32 7,615,000 5,480,384
Santa Clara University, Revenue, 1999, AMBAC Insured, Zero Cpn., 9/01/26 ..... 2,075,000 1,860,150
Santa Clara University, Revenue, 2015, Refunding, 5%, 4/01/45 ............... 15,495,000 15,722,516
St. Mary's College of California, Revenue, 2023 A, Refunding, 5.5%, 10/01/53 .... 9,350,000 9,622,183
University of Redlands, Revenue, 2022 A, 5%, 10/01/44 ..................... 3,835,000 3,923,809
University of Redlands, Revenue, 2022 A, 5%, 10/01/52 ..................... 18,790,000 18,967,986
University of San Francisco, Revenue, 2018 A, 5%, 10/01/48 ................. 10,000,000 10,284,284
University of San Francisco, Revenue, 2018 A, 5%, 10/01/53 ................. 10,000,000 10,249,693
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/40 .. 650,000 664,353
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/45 .. 650,000 656,186
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/50 .. 650,000 651,781
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/55 .. 1,000,000 999,923
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/57 .. 500,000 495,940
California Health Facilities Financing Authority ,
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6.25%, 2/01/26 . 2,730,000 2,737,029
Cedars-Sinai Medical Center Obligated Group, Revenue, 2021 A, Refunding, 5%,
8/15/41 ........................................................ 5,000,000 5,516,578
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/42 ........................................................ 14,370,000 14,561,533
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/47 ........................................................ 7,750,000 7,826,913
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/27 ................................................... 1,000,000 1,087,449
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/29 ................................................... 1,350,000 1,517,759
City of Hope Obligated Group, Revenue, 2019, 5%, 11/15/49 ................. 27,000,000 27,269,644
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 . 15,770,000 15,851,700
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/37 . 3,000,000 2,994,788
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/38 . 7,075,000 7,028,369
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 3%, 4/01/44 . 4,340,000 3,254,357
El Camino Hospital, Revenue, 2017, 4.125%, 2/01/47 ...................... 11,000,000 10,623,539
El Camino Hospital, Revenue, 2017, 5%, 2/01/47 .......................... 12,500,000 12,762,204
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/38 ............... 25,000,000 25,171,840
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/44 ............... 411,225,000 405,332,105
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 5%, 11/01/47 ............... 12,500,000 14,178,105
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2016 B, 5%, 8/15/55 .............................................. 24,000,000 24,386,414

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2017 A, 5%, 11/15/56 ............................................. $ 10,300,000 $ 10,492,197
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
4%, 11/01/40 ................................................... 3,750,000 3,767,367
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
5%, 11/01/50 ................................................... 25,065,000 26,281,645
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/40 ........................................................ 800,000 825,310
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/50 ........................................................ 2,375,000 2,393,842
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/55 ........................................................ 850,000 854,328
Providence St. Joseph Health Obligated Group, Revenue, 2014 A, 5%, 10/01/38 .. 5,110,000 5,144,265
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/34 ........................................................ 1,000,000 1,029,808
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/39 ........................................................ 1,450,000 1,479,516
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/44 ........................................................ 1,160,000 1,179,722
Sutter Health Obligated Group, Revenue, 2016 B, 5%, 11/15/46 ............... 42,105,000 42,896,662
Sutter Health Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/48 ...... 10,585,000 10,135,932
Sutter Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/48 ...... 21,690,000 22,260,506
Sutter Health Obligated Group, Revenue, 2018 A, 4%, 11/15/42 ............... 11,680,000 11,544,202
Sutter Health Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 24,500,000 25,135,464
California Housing Finance Agency ,
Revenue, 2019-1, A, 4.25%, 1/15/35 ................................... 46,981,564 46,256,465
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 14,261,765 14,186,245
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,800,982 4,464,929
d,f
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-1, Mandatory Put, 3%,
9/01/36 ........................................................ 22,535,000 18,911,949
f
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-2, 5%, 9/01/36 ...... 1,940,000 1,563,977
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2015 A,
Refunding, 5%, 11/01/41 ........................................... 8,000,000 8,000,798
Broad (The), Revenue, 2021 A, Refunding, 5%, 6/01/28 ..................... 5,750,000 6,365,474
d
California Academy of Sciences, Revenue, 2018 B, Refunding, Mandatory Put,
3.65%, 8/01/24 .................................................. 26,900,000 26,699,856
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/44 ...... 12,750,000 13,486,946
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/49 ...... 25,470,000 26,739,751
California State Water Resources Control Board Water Pollution Control Revolving
Fund, Revenue, 2018, 5%, 10/01/43 .................................. 10,000,000 10,592,759
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/45 ....................................................... 850,000 786,289
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/50 ....................................................... 860,000 767,620
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 B, 4%,
11/01/56 ....................................................... 1,000,000 871,522
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 5%,
11/01/47 ....................................................... 2,300,000 2,379,726
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 4.125%,
11/01/52 ....................................................... 3,100,000 2,803,427
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 5%,
11/01/57 ....................................................... 5,500,000 5,631,503
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 3%, 7/01/50 ............................................ 18,995,000 14,387,510
d
Museum Associates, Revenue, 2021 A, Refunding, Mandatory Put, 1.2%, 6/01/28 . 15,000,000 13,108,989

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank, (continued)
University of California, Revenue, 2017, 5%, 5/15/52 ....................... $ 31,305,000 $ 32,739,527
California Municipal Finance Authority ,
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 81,985,000 67,105,805
Revenue, Senior Lien, 2017 A, Refunding, 4%, 8/15/52 ..................... 27,350,000 24,564,594
1717 University Associates LLC, Revenue, 2020 A, 4.5%, 6/01/52 ............. 11,413,000 9,494,672
1717 University Associates LLC, Revenue, 2020 A-T, 5.25%, 6/01/52 ........... 3,407,000 2,638,853
Bethany Home Society of San Joaquin County, Inc., Revenue, 2023, California
Mortgage Insured, 5%, 11/15/52 ..................................... 26,465,000 28,531,062
California Institute of the Arts, Revenue, 2021, 4%, 10/01/51 ................. 2,355,000 1,990,135
Carmel Valley Manor Obligated Group, Revenue, 2022, California Mortgage Insured,
5%, 5/15/52 .................................................... 17,775,000 19,093,546
f
Century CityView LP, Revenue, 144A, 2021 A, 4%, 11/01/36 .................. 10,375,000 9,368,937
Channing House, Revenue, 2017 B, California Mortgage Insured, 5%, 5/15/47 .... 10,000,000 10,350,584
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 10,000,000 10,021,416
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/24 ................ 500,000 502,913
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/25 ................ 400,000 407,845
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/26 ................ 400,000 413,777
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/27 ................ 500,000 525,255
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/28 ................ 400,000 425,720
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/29 ................ 600,000 644,882
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/30 ................ 700,000 758,050
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/42 ............................................ 15,900,000 16,170,632
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/47 ............................................ 19,145,000 19,327,787
Community Hospitals of Central California Obligated Group, Revenue, 2021 A, 4%,
2/01/51 ........................................................ 7,000,000 6,030,734
Concordia University Irvine, Revenue, 2021, 4%, 1/01/37 .................... 1,040,000 1,002,967
Concordia University Irvine, Revenue, 2021, 4%, 1/01/38 .................... 1,000,000 940,888
Concordia University Irvine, Revenue, 2021, 4%, 1/01/39 .................... 1,100,000 1,023,528
Concordia University Irvine, Revenue, 2021, 4%, 1/01/40 .................... 1,175,000 1,082,295
Concordia University Irvine, Revenue, 2021, 4%, 1/01/41 .................... 1,280,000 1,166,983
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/42 .... 450,000 357,603
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/52 .... 1,000,000 722,550
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/56 .... 1,100,000 775,958
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/47 ......... 9,100,000 9,113,690
f
IH Citrus Whittier LLC, Revenue, 144A, 2023, I-A, 6.25%, 1/01/60 ............. 29,830,000 28,476,792
f
IH Citrus Whittier LLC, Revenue, 144A, 2023, I-B, 9%, 7/01/42 ................ 1,800,000 1,766,026
f
IH Lakes Concord LLC, Revenue, 144A, 2022 A-1, 4.375%, 12/01/32 ........... 22,510,000 19,725,421
f
IH Parkside Fairfield LLC, Revenue, 144A, 2023 A-1, 6.75%, 9/01/53 ........... 51,750,000 51,251,270
f
IH Parkside Fairfield LLC, Revenue, 144A, 2023 A-2, 8%, 9/01/27 ............. 565,000 567,224
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/49 ....................................................... 2,670,000 2,647,130
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/45 ... 23,300,000 23,522,825
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 8,500,000 8,708,629
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 5,000,000 5,107,513
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 46,895,000 47,341,201
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 55,745,000 56,144,954
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 B, 5%, 6/01/48 14,325,000 14,411,175
f
NCCD-Claremont Properties LLC, Revenue, 144A, 2023 A, Refunding, 5.25%,
7/01/40 ........................................................ 7,065,000 6,949,577
f
NCCD-Claremont Properties LLC, Revenue, 144A, 2023 A, Refunding, 5.5%, 7/01/50 21,145,000 20,738,800
f
NCCD-Claremont Properties LLC, Revenue, 144A, 2023 A, Refunding, 6%, 7/01/53 12,485,000 12,617,420
f
NCCD-Claremont Properties LLC, Revenue, 144A, 2023 B, Refunding, 6.5%,
7/01/32 ........................................................ 2,470,000 2,352,962
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/41 .. 5,500,000 5,461,255

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/47 .... $ 8,650,000 $ 7,799,394
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/43 ...................................... 10,000,000 10,569,330
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/49 ...................................... 18,990,000 19,908,795
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/52 ....................................................... 43,040,000 47,152,704
Samuel Merritt University, Revenue, 2022, 5.25%, 6/01/53 ................... 39,750,000 42,181,297
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 33,895,000 33,926,610
University of La Verne, Revenue, 2017 A, Refunding, 4%, 6/01/47 ............. 10,500,000 9,914,727
California Pollution Control Financing Authority ,
f
Poseidon Resources Channelside LP, Revenue, 144A, 2019, Refunding, 5%, 7/01/39 7,250,000 7,409,291
f
Poseidon Resources Channelside LP, Revenue, 144A, 2019, Refunding, 5%,
11/21/45 ....................................................... 11,365,000 11,465,879
f
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/30 ....... 5,200,000 5,531,878
f
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/31 ....... 3,000,000 3,206,429
f
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/32 ....... 5,500,000 5,899,893
f
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/33 ....... 6,000,000 6,453,437
f
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/34 ....... 3,250,000 3,479,613
f
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/35 ....... 3,250,000 3,453,143
f
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/36 ....... 2,650,000 2,798,515
f
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/37 ....... 2,300,000 2,412,308
f
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/38 ....... 2,000,000 2,084,935
f
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 11/21/45 ...... 2,200,000 2,233,377
San Jose Water Co., Revenue, 2016, 4.75%, 11/01/46 ...................... 15,000,000 15,148,960
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AGMC Insured , ETM, 5.9% , 9/01/26 ............... 630,000 657,483
f
California School Finance Authority ,
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/42 ......................... 1,325,000 1,323,014
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/52 ......................... 2,265,000 2,176,081
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/61 ......................... 3,905,000 3,684,961
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 2.125%, 8/01/31 . 500,000 434,534
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/36 .... 325,000 312,872
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/41 .... 525,000 475,281
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/51 .... 800,000 667,150
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/52 .... 2,935,000 2,912,702
Camino Nuevo Charter Academy Obligated Group, Revenue, 144A, 2023 A,
Refunding, 5%, 6/01/43 ............................................ 1,000,000 967,934
Camino Nuevo Charter Academy Obligated Group, Revenue, 144A, 2023 A,
Refunding, 5.25%, 6/01/53 ......................................... 1,550,000 1,498,526
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/29 ............................................ 275,000 273,020
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/38 ............................................ 465,000 420,224
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/48 ............................................ 675,000 550,452
Green Dot Public Schools Obligated Group, Revenue, 144A, 2022 A, Refunding,
5.75%, 8/01/52 .................................................. 1,500,000 1,574,278
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 4%, 7/01/40 800,000 738,183
STEM Preparatory Schools - Obligated Group, Revenue, 144A, 2023 A, 5.125%,
6/01/53 ........................................................ 1,000,000 959,895
STEM Preparatory Schools - Obligated Group, Revenue, 144A, 2023 A, 5.375%,
5/01/63 ........................................................ 1,000,000 970,774
Value Schools, Revenue, 144A, 2023 A, Refunding, 5%, 7/01/40 .............. 550,000 550,500
Value Schools, Revenue, 144A, 2023 A, Refunding, 5.25%, 7/01/48 ............ 725,000 719,112

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State Public Works Board ,
Revenue, 2013 I, Refunding, 5%, 11/01/38 ............................... $ 40,000,000 $ 40,041,544
Revenue, 2021 A, Refunding, 5%, 2/01/24 ............................... 5,440,000 5,455,298
Judicial Council of California, Revenue, 2014 B, 5%, 10/01/39 ................ 10,000,000 10,074,131
State of California Department of Corrections & Rehabilitation, Revenue, 2019 C,
5%, 11/01/44 ................................................... 5,000,000 5,362,316
State of California Department of General Services, Revenue, 2021 D, 4%, 11/01/35 1,210,000 1,286,029
California State University ,
Revenue, 2015 A, Refunding, 5%, 11/01/43 .............................. 11,000,000 11,278,842
Revenue, 2016 A, Refunding, 5%, 11/01/36 .............................. 3,760,000 3,912,464
d
Revenue, 2016 B-2, Refunding, Mandatory Put, 0.55%, 11/01/26 .............. 12,000,000 10,718,225
Revenue, 2017 A, Refunding, 5%, 11/01/42 .............................. 12,310,000 12,807,176
Revenue, 2017 A, Refunding, 5%, 11/01/47 .............................. 53,000,000 54,655,296
Revenue, 2018 A, Refunding, 5%, 11/01/39 .............................. 3,675,000 3,947,311
Revenue, 2018 A, Refunding, 5%, 11/01/43 .............................. 3,330,000 3,539,231
Revenue, 2018 A, Refunding, 5%, 11/01/48 .............................. 17,385,000 18,297,633
Revenue, 2019 A, 5%, 11/01/44 ....................................... 40,010,000 43,028,414
Revenue, 2019 A, 5%, 11/01/49 ....................................... 77,595,000 82,683,261
California Statewide Communities Development Authority ,
Revenue, 2004 A, AGMC Insured, 5.25%, 10/01/24 ........................ 60,000 60,107
Special Tax, 2023 A, 5.25%, 9/01/51 ................................... 3,305,000 3,280,193
Adventist Health System/West Obligated Group, Revenue, 2015 A, Refunding, 5%,
3/01/35 ........................................................ 9,250,000 9,468,750
Adventist Health System/West Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/48 ........................................................ 67,585,000 68,353,854
Cedars-Sinai Medical Center Obligated Group, Revenue, 2018, 5%, 7/01/48 ..... 7,980,000 8,265,145
Community Facilities District No. 2020-02 Improvement Area No. 2, Special Tax,
2022, 5.25%, 9/01/52 ............................................. 1,650,000 1,663,008
Community Facilities District No. 2021-1, Special Tax, 2023, 5%, 9/01/43 ........ 1,000,000 1,041,817
Community Facilities District No. 2021-1, Special Tax, 2023, 5%, 9/01/53 ........ 1,850,000 1,893,101
Community Facilities District No. 20220, Special Tax, 2023, 5%, 9/01/43 ......... 1,030,000 1,043,798
Community Facilities District No. 20220, Special Tax, 2023, 5%, 9/01/48 ......... 1,120,000 1,110,611
Community Facilities District No. 20220, Special Tax, 2023, 5%, 9/01/53 ......... 1,000,000 981,954
Community Facilities District No. 2022-03, Special Tax, 2023, 5%, 9/01/38 ....... 1,715,000 1,716,977
Community Facilities District No. 2022-03, Special Tax, 2023, 5%, 9/01/43 ....... 380,000 371,804
Community Facilities District No. 2022-03, Special Tax, 2023, 5%, 9/01/53 ....... 1,250,000 1,192,589
Community Facilities District No. 2022-10, Special Tax, 2023, 5.5%, 9/01/53 ...... 1,770,000 1,830,783
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5%,
8/15/42 ........................................................ 600,000 649,088
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.125%,
8/15/47 ........................................................ 880,000 950,566
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.25%,
8/15/52 ........................................................ 11,215,000 12,110,878
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.375%,
8/15/57 ........................................................ 17,930,000 19,493,765
Marin General Hospital Obligated Group, Revenue, 2018 A, 5%, 8/01/34 ........ 1,225,000 1,275,553
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 4%, 1/01/34 ............................................ 3,485,000 3,378,723
Carlsbad Unified School District ,
GO, 2009 B, Refunding, 6%, 5/01/34 ................................... 14,000,000 14,157,563
GO, 2011 C, Zero Cpn., 8/01/35 ....................................... 33,000,000 37,132,821
GO, B, 2%, 8/01/24 ................................................ 1,000,000 991,625

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Centinela Valley Union High School District , GO , 2004 A , Refunding , NATL Insured ,
5.5% , 8/01/33 .................................................... $ 15,630,000 $ 17,436,798
Cerritos Community College District , GO , 2014 A , 4% , 8/01/44 .................
10,000,000 9,996,308
Chabot-Las Positas Community College District , GO , B , 5% , 8/01/24 .............
5,500,000 5,574,295
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 ..................
27,500,000 27,888,165
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8,
Special Tax, 2021, 4%, 9/01/41 ...................................... 1,710,000 1,574,477
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8,
Special Tax, 2021, 4%, 9/01/46 ...................................... 1,000,000 881,796
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8,
Special Tax, 2021, 4%, 9/01/51 ...................................... 1,250,000 1,076,646
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5%, 9/01/37 ...................................... 2,740,000 2,842,427
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5.25%, 9/01/42 ................................... 2,000,000 2,058,907
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5.375%, 9/01/47 ................................... 2,000,000 2,053,514
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5.375%, 9/01/52 ................................... 2,695,000 2,747,335
Chino Valley Unified School District ,
GO, 2020 B, 3.375%, 8/01/50 ......................................... 20,500,000 16,816,267
GO, 2020 B, 5%, 8/01/55 ............................................ 12,500,000 13,330,357
City & County of San Francisco ,
GO, 2022 R-1, Refunding, 5%, 6/15/26 ................................. 5,000,000 5,294,090
e,f
District No. 2020-1 Development, Special Tax, 144A, 2023 A, 5.75%, 9/01/50 ..... 850,000 865,262
e,f
District No. 2020-1 Office, Special Tax, 144A, 2023 B, 5.75%, 9/01/53 .......... 1,835,000 1,862,379
City of Beaumont ,
Community Facilities District No. 2016-3, Special Tax, 2023, 5%, 9/01/38 ........ 500,000 518,952
Community Facilities District No. 2016-3, Special Tax, 2023, 5%, 9/01/43 ........ 625,000 636,293
Community Facilities District No. 2016-3, Special Tax, 2023, 5%, 9/01/48 ........ 745,000 742,926
Community Facilities District No. 2016-3, Special Tax, 2023, 5%, 9/01/53 ........ 950,000 938,579
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/45 .................................................... 650,000 576,751
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/50 .................................................... 1,500,000 1,284,346
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4, Special Tax, 2022,
5.25%, 9/01/42 .................................................. 2,005,000 2,051,132
Community Facilities District No. 2015-1 Improvement Area No. 4, Special Tax, 2022,
5.5%, 9/01/47 ................................................... 2,630,000 2,706,527
Community Facilities District No. 2015-1 Improvement Area No. 4, Special Tax, 2022,
5.5%, 9/01/51 ................................................... 3,040,000 3,111,432
e
Community Facilities District No. 2015-1 Improvement Area No. 5, Special Tax, 2023,
5.125%, 9/01/43 ................................................. 1,275,000 1,286,514
City of Fillmore ,
Community Facilities District No. 5 Improvement Area B, Special Tax, 2023, 5%,
9/01/38 ........................................................ 1,000,000 1,032,328
Community Facilities District No. 5 Improvement Area B, Special Tax, 2023, 5%,
9/01/43 ........................................................ 1,100,000 1,117,302
Community Facilities District No. 5 Improvement Area B, Special Tax, 2023, 5%,
9/01/48 ........................................................ 2,375,000 2,358,405
Community Facilities District No. 5 Improvement Area B, Special Tax, 2023, 5%,
9/01/53 ........................................................ 3,740,000 3,683,748
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/45 ........... 850,000 763,728

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Fontana, (continued)
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/50 ........... $ 900,000 $ 781,392
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/45 ........... 1,100,000 969,288
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/51 ........... 1,545,000 1,303,917
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/40 ........... 750,000 703,258
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/51 ........... 1,500,000 1,304,248
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/41 ........... 530,000 498,997
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/46 ........... 475,000 428,548
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/51 ........... 1,825,000 1,596,901
Community Facilities District No. 99, Special Tax, 2023, 5%, 9/01/45 ........... 600,000 606,156
Community Facilities District No. 99, Special Tax, 2023, 5%, 9/01/53 ........... 500,000 498,558
City of Irvine ,
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/26 ........................................................ 1,245,000 1,268,713
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/27 ........................................................ 1,500,000 1,539,741
City of Lake Elsinore , Community Facilities District No. 2006-6 , Special Tax , 2022 ,
4.75% , 9/01/52 ................................................... 1,000,000 933,776
City of Lincoln ,
Community Facilities District No. 2006-1 Area No. 1, Special Tax, 2021, Refunding,
4%, 9/01/39 .................................................... 290,000 278,944
Community Facilities District No. 2006-1 Area No. 1, Special Tax, 2021, Refunding,
4%, 9/01/40 .................................................... 160,000 152,560
Community Facilities District No. 2006-1 Area No. 1, Special Tax, 2021, Refunding,
4%, 9/01/43 .................................................... 320,000 297,015
Community Facilities District No. 2019-1, Special Tax, 2022, 5%, 9/01/42 ........ 2,015,000 2,007,124
Community Facilities District No. 2019-1, Special Tax, 2022, 5%, 9/01/47 ........ 3,430,000 3,335,721
Community Facilities District No. 2019-1, Special Tax, 2022, 5%, 9/01/52 ........ 2,090,000 2,002,072
City of Long Beach ,
Harbor, Revenue, 2017 C, Refunding, 5%, 5/15/47 ......................... 15,660,000 16,240,006
Harbor, Revenue, 2019 A, 5%, 5/15/44 .................................. 15,045,000 16,179,543
Harbor, Revenue, 2019 A, 5%, 5/15/49 .................................. 8,705,000 9,280,421
City of Los Angeles ,
Department of Airports, Revenue, 2015 D, 5%, 5/15/33 ..................... 11,420,000 11,483,949
Department of Airports, Revenue, 2015 D, 5%, 5/15/41 ..................... 17,000,000 17,074,576
Department of Airports, Revenue, 2016 B, 5%, 5/15/41 ...................... 10,000,000 10,123,400
Department of Airports, Revenue, 2016 B, 5%, 5/15/46 ...................... 15,265,000 15,374,734
Department of Airports, Revenue, 2017 A, 5%, 5/15/42 ...................... 3,680,000 3,751,963
Department of Airports, Revenue, 2017 A, 5%, 5/15/47 ...................... 51,110,000 51,749,693
Department of Airports, Revenue, 2017 B, 5%, 5/15/42 ...................... 4,000,000 4,169,159
Department of Airports, Revenue, 2018 A, 5%, 5/15/44 ...................... 32,985,000 33,808,078
Department of Airports, Revenue, 2018 A, 5.25%, 5/15/48 ................... 10,000,000 10,299,297
Department of Airports, Revenue, 2018 C, 5%, 5/15/37 ..................... 9,550,000 9,907,796
Department of Airports, Revenue, 2018 C, 5%, 5/15/44 ..................... 39,405,000 40,172,357
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/43 ............. 16,995,000 18,157,677
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/48 ............. 33,145,000 35,169,801
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/49 ............. 10,000,000 10,212,979
Department of Airports, Revenue, 2019 C, 5%, 5/15/39 ..................... 2,305,000 2,488,577
Department of Airports, Revenue, 2019 E, 5%, 5/15/44 ...................... 23,485,000 24,846,905
Department of Airports, Revenue, 2019 E, 5%, 5/15/49 ...................... 10,495,000 11,027,204
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/35 ............. 10,005,000 11,221,541
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/36 ............. 6,000,000 6,688,916
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 5,000,000 5,530,964
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/38 ............. 15,925,000 17,471,408
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/40 ............. 22,485,000 24,501,988
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/36 ............. 3,665,000 3,963,955
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/38 ............. 4,920,000 5,226,277

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/41 ............. $ 7,005,000 $ 7,400,866
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/46 ............. 25,965,000 26,970,466
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/51 ............. 26,450,000 27,309,826
Department of Airports, Revenue, 2021 D, 5%, 5/15/33 ..................... 4,735,000 5,222,668
Department of Airports, Revenue, 2021 D, 5%, 5/15/34 ..................... 2,500,000 2,751,940
Department of Airports, Revenue, 2021 D, Pre-Refunded, 5%, 5/15/34 .......... 140,000 155,889
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/45 ............. 8,000,000 8,396,706
Department of Airports, Revenue, Senior Lien, 2015 A, 5%, 5/15/40 ............ 3,000,000 3,013,002
Department of Airports, Revenue, Senior Lien, 2020 B, Refunding, 4%, 5/15/39 ... 2,000,000 2,049,544
Department of Airports, Revenue, Senior Lien, 2020 C, 5%, 5/15/37 ............ 6,595,000 7,018,565
Department of Airports, Revenue, Senior Lien, 2022 G, 4%, 5/15/42 ............ 16,575,000 16,189,890
Department of Airports, Revenue, Senior Lien, 2022 G, 4%, 5/15/47 ............ 11,325,000 10,662,557
Department of Airports, Revenue, Senior Lien, 2022 H, 5%, 5/15/42 ............ 1,415,000 1,492,564
Department of Airports, Revenue, Senior Lien, 2022 H, 5%, 5/15/47 ............ 25,000,000 25,975,195
Department of Airports, Revenue, Senior Lien, 2022 H, 5.25%, 5/15/47 ......... 24,000,000 25,450,272
Department of Airports, Revenue, Senior Lien, 2022 I, 5%, 5/15/42 ............. 2,360,000 2,612,014
Department of Airports, Revenue, Senior Lien, 2022 I, 4%, 5/15/48 ............. 2,000,000 1,997,105
Department of Airports, Revenue, Senior Lien, 2022 I, 5%, 5/15/48 ............. 6,265,000 6,812,586
Wastewater System, Revenue, 2015 A, 5%, 6/01/44 ........................ 9,500,000 9,669,223
Wastewater System, Revenue, 2015 C, Refunding, 5%, 6/01/45 ............... 24,190,000 24,612,382
Wastewater System, Revenue, 2018 A, 5%, 6/01/43 ........................ 10,000,000 10,587,079
City of Menifee ,
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 4%,
9/01/37 ........................................................ 320,000 306,010
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 3%,
9/01/43 ........................................................ 135,000 99,767
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 4%,
9/01/51 ........................................................ 565,000 486,644
Community Facilities District No. 2022-1 Quartz Ranch, Special Tax, 2023 A, 5%,
9/01/38 ........................................................ 500,000 523,369
Community Facilities District No. 2022-1 Quartz Ranch, Special Tax, 2023 A, 5%,
9/01/43 ........................................................ 600,000 614,602
Community Facilities District No. 2022-1 Quartz Ranch, Special Tax, 2023 A, 5%,
9/01/48 ........................................................ 700,000 708,608
Community Facilities District No. 2022-1 Quartz Ranch, Special Tax, 2023 A, 5%,
9/01/53 ........................................................ 1,000,000 1,002,351
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,290,000 846,204
City of Ontario ,
Community Facilities District No. 13, Special Tax, 2021, Refunding, 4%, 9/01/38 ... 400,000 368,676
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/43 ........... 410,000 382,070
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/51 ........... 1,565,000 1,382,490
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/36 ........... 525,000 509,165
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/42 ........... 650,000 585,281
Community Facilities District No. 55, Special Tax, 2022, 5%, 9/01/42 ........... 750,000 764,210
Community Facilities District No. 55, Special Tax, 2022, 5%, 9/01/47 ........... 800,000 805,439
Community Facilities District No. 55, Special Tax, 2022, 5%, 9/01/53 ........... 845,000 843,861
Community Facilities District No. 57, Special Tax, 2022, 4.25%, 9/01/37 ......... 415,000 401,634
Community Facilities District No. 57, Special Tax, 2022, 4.625%, 9/01/42 ........ 650,000 633,504
Community Facilities District No. 57, Special Tax, 2022, 4.75%, 9/01/47 ......... 840,000 809,544
Community Facilities District No. 57, Special Tax, 2022, 4.75%, 9/01/52 ......... 825,000 775,045

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AGMC Insured , 5% , 10/01/40 ......................................... $ 7,500,000 $ 7,691,927
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............
22,625,000 22,683,974
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1,
Special Tax, 2023, 5.125%, 9/01/43 ................................... 525,000 534,584
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1,
Special Tax, 2023, 5.375%, 9/01/53 ................................... 1,100,000 1,119,611
City of Riverside ,
Electric, Revenue, 2013 A, Refunding, 5%, 10/01/43 ....................... 11,535,000 11,583,726
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/40 ......................... 25,000,000 25,509,303
City of Roseville ,
Electric System, COP, 2004, AGMC Insured, 5%, 2/01/34 .................... 5,000 5,007
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2023, 5%,
9/01/38 ........................................................ 1,165,000 1,208,227
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2023, 5%,
9/01/43 ........................................................ 1,000,000 1,017,288
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2023, 5%,
9/01/48 ........................................................ 1,000,000 999,982
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2023, 5%,
9/01/53 ........................................................ 1,150,000 1,139,662
City of Sacramento ,
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/43 .................... 13,555,000 14,037,549
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/48 .................... 12,000,000 12,336,854
Transient Occupancy Tax, Revenue, 2018 C, 5%, 6/01/48 ................... 9,415,000 9,663,821
City of San Diego ,
Community Facilities District No. 2, Special Tax, 2021, Refunding, 4%, 9/01/28 .... 880,000 910,930
Community Facilities District No. 2, Special Tax, 2021, Refunding, 4%, 9/01/29 .... 690,000 715,693
Community Facilities District No. 2, Special Tax, 2021, Refunding, 4%, 9/01/30 .... 425,000 441,961
City of San Francisco ,
Public Utilities Commission Water, Revenue, 2023 AB-A, 5.25%, 11/01/48 ....... 47,895,000 54,007,973
Public Utilities Commission Water, Revenue, 2023 AB-A, 5.25%, 11/01/52 ....... 40,170,000 44,990,766
City of Santa Paula ,
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/42 .................................................... 575,000 514,468
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/47 .................................................... 1,460,000 1,250,624
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/52 .................................................... 3,530,000 2,921,681
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 14,583,360
City of Vernon ,
Electric System, Revenue, 2021 A, 5%, 10/01/24 .......................... 2,500,000 2,524,819
Electric System, Revenue, 2021 A, 5%, 4/01/28 ........................... 2,000,000 2,099,674
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/34 .................. 1,350,000 1,462,950
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/39 .................. 425,000 447,670
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/40 .................. 365,000 383,428
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/41 .................. 420,000 439,775
f
CMFA Special Finance Agency ,
Latitude33, Revenue, 144A, 2021 A-1, 3%, 12/01/56 ....................... 9,000,000 5,850,929
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 54,800,000 44,515,898

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
f
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... $ 26,500,000 $ 19,346,100
f
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 94,250,000 60,019,380
f
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... 34,750,000 21,900,263
f
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 18,610,776
Coachella Valley Unified School District ,
GO, 2016 F, BAM Insured, 5%, 8/01/46 ................................. 7,135,000 7,277,191
GO, C, AGMC Insured, Zero Cpn., 8/01/36 ............................... 8,000,000 4,944,486
GO, C, AGMC Insured, Zero Cpn., 8/01/37 ............................... 8,000,000 4,667,314
GO, C, AGMC Insured, Zero Cpn., 8/01/40 ............................... 7,500,000 3,663,476
GO, C, AGMC Insured, Zero Cpn., 8/01/43 ............................... 10,000,000 4,098,615
Colton Joint Unified School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/42 .
16,365,000 7,031,370
Contra Costa Community College District , GO , 2020 C , 4% , 8/01/32 .............
1,200,000 1,280,787
Contra Costa Water District , Revenue , V , Refunding , 5% , 10/01/49 ..............
7,500,000 7,986,277
Corona-Norco Unified School District ,
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/24 ........................... 2,620,000 2,553,437
GO, 1998 B, AGMC Insured, Zero Cpn., 3/01/25 ........................... 1,400,000 1,341,552
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/25 ........................... 4,655,000 4,385,561
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/26 ........................... 6,080,000 5,543,213
County of Orange ,
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/37 ...... 1,300,000 1,364,285
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/42 ...... 850,000 866,648
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/47 ...... 1,250,000 1,258,468
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/52 ...... 8,200,000 8,219,050
County of Placer ,
Community Facilities District No. 2017-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/43 .................................................... 900,000 892,677
Community Facilities District No. 2017-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/48 .................................................... 1,360,000 1,302,343
Community Facilities District No. 2017-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/53 .................................................... 1,000,000 942,681
County of Riverside ,
Revenue, 2023, 5%, 6/28/24 ......................................... 11,000,000 11,131,652
Community Facilities District No. 07-2, Special Tax, 2020, AGMC Insured, 4%,
9/01/45 ........................................................ 2,730,000 2,693,073
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/41 ................... 9,000,000 9,215,429
Airport System, Revenue, Senior Lien, 2016 A, Refunding, 5%, 7/01/41 ......... 10,000,000 10,288,711
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/41 ........ 325,000 293,765
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/46 ........ 325,000 281,741
f
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-1, 3.35%,
4/01/47 ........................................................ 10,000,000 7,560,705
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-1, 3.6%, 5/01/47 ....... 10,000,000 7,825,130
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%, 5/01/57 ...... 12,500,000 8,463,023
Acacia on Santa Rosa Creek, Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 . 13,000,000 10,503,382
Cameo/Garrison Apartments, Revenue, 144A, 2021 B, 4%, 3/01/57 ............ 7,000,000 4,856,715
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 2.8%, 3/01/47 21,800,000 15,385,838
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 7,430,000 4,839,584
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-1, 3.25%, 7/01/43 ......... 6,530,000 4,859,021
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-2, 4.3%, 7/01/59 .......... 18,250,000 14,443,039
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 16,110,000 11,181,365
Dublin, Revenue, Senior Lien, 144A, 2021 A-1, 2.45%, 2/01/47 ............... 40,000,000 29,370,952
Dublin, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 2/01/57 .................. 45,500,000 29,547,632

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
f
CSCDA Community Improvement Authority, (continued)
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ $ 10,000,000 $ 6,527,733
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 19,335,000 16,125,322
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 54,465,000 36,538,504
Monterey Station Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 7/01/43 . 8,000,000 5,782,882
Park Crossing Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 12/01/58 . 18,750,000 11,959,483
Parrallel-Anaheim, Revenue, 144A, 2021 A, 4%, 8/01/56 .................... 17,840,000 12,994,381
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 2.65%, 12/01/46 ..... 1,425,000 1,004,355
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 12/01/56 ....... 39,820,000 25,978,437
Renaissance at City Center, Revenue, 144A, 2020 A, 5%, 7/01/51 ............. 18,625,000 16,809,327
Theo Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3.5%, 5/01/47 ........ 5,000,000 3,856,728
Towne at Glendale Apartments, Revenue, 144A, 2022 A, Zero Cpn., 9/01/62 ..... 53,000,000 25,260,696
Vineyard Garden Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 10/01/58 14,000,000 8,969,387
Waterscape Apartments, Revenue, Senior Lien, 144A, 2021 A, 3%, 9/01/56 ...... 5,000,000 3,268,690
Westgate Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/47 ...... 14,500,000 10,109,777
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 12/01/49 ... 30,000,000 19,386,183
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 4%, 12/01/58 ... 25,000,000 18,116,270
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,876,871
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/40 ........ 625,000 554,449
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/45 ........ 700,000 592,191
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,520,000 9,311,135
East Bay Municipal Utility District ,
Water System, Revenue, 2014 A, Refunding, 5%, 6/01/35 ................... 10,000,000 10,075,746
Water System, Revenue, 2014 B, Refunding, 5%, 6/01/24 ................... 4,140,000 4,182,892
Water System, Revenue, 2014 C, 5%, 6/01/44 ............................ 14,000,000 14,076,086
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/36 ................... 7,355,000 7,566,767
Water System, Revenue, 2015 C, 4%, 6/01/45 ............................ 9,070,000 9,083,673
Water System, Revenue, 2017 A, Refunding, 5%, 6/01/45 ................... 4,240,000 4,436,702
Water System, Revenue, 2019 A, 5%, 6/01/44 ............................ 4,000,000 4,296,255
Eastern Municipal Water District ,
Revenue, 2021 A, Refunding, 4%, 7/01/28 ............................... 2,480,000 2,638,003
d
Revenue, 2021 B, Refunding, Mandatory Put, 3.4%, 7/01/24 ................. 7,500,000 7,482,902
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/46 ....... 2,815,000 2,433,409
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/51 ....... 3,405,000 2,846,973
Community Facilities District No. 2019-83, Special Tax, 2022, 4%, 9/01/51 ....... 2,790,000 2,332,762
e
Community Facilities District No. 2019-86, Special Tax, 2023, 5%, 9/01/48 ....... 855,000 852,622
e
Community Facilities District No. 2019-86, Special Tax, 2023, 5%, 9/01/54 ....... 1,775,000 1,747,939
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 .
30,705,000 31,251,233
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38
1,500,000 1,526,380
Fairfax School District , GO , 2011 , AGMC Insured , Zero Cpn., 11/01/48 ...........
10,380,000 3,050,105
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 1,018,657 815,155
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 17,500,000 17,700,008
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, 5%, 1/15/42 ................... 10,000,000 10,010,209
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/53 ............................ 190,000,000 190,606,442
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 35,000,000 40,110,542
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/32 .............. 37,260,000 42,850,051
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/37 .............. 41,250,000 24,518,732
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/38 .............. 77,650,000 43,408,897
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/39 .............. 56,100,000 29,578,826
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 130,000,000 55,428,438
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 98,000,000 116,314,397

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Foothill-Eastern Transportation Corridor Agency, (continued)
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/25 .................... $ 20,660,000 $ 19,968,778
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/26 .................... 23,475,000 22,031,771
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/27 .................... 15,000,000 13,704,129
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/28 .................... 2,000,000 1,779,070
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/29 .................... 35,310,000 30,502,692
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/46 ..................... 17,500,000 16,816,635
Fowler Unified School District ,
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/41 .......................... 3,095,000 1,416,111
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/42 .......................... 3,005,000 1,307,591
Fresno Unified School District ,
GO, 2020 B, 5%, 8/01/46 ............................................ 2,635,000 2,810,139
GO, 2020 B, 4%, 8/01/48 ............................................ 3,205,000 3,169,979
GO, 2020 B, 4%, 8/01/52 ............................................ 6,585,000 6,408,206
GO, 2020 B, 4%, 8/01/55 ............................................ 4,000,000 3,875,249
Glendale Community College District , GO , 2003 C , NATL Insured , Zero Cpn., 8/01/28
10,735,000 8,843,908
Glendora Public Finance Authority , Glendora Community Redevelopment Agency , Tax
Allocation , 2003 A , NATL Insured , 5% , 9/01/24 ............................ 995,000 996,207
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 21,350,000 21,917,359
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/46 ........ 250,000 212,484
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/51 ........ 500,000 409,106
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/56 ........ 745,000 598,282
Grossmont Union High School District , GO , 2004 , AGMC Insured , Zero Cpn., 8/01/24
5,110,000 4,996,215
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ......
10,000,000 10,024,954
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............
655,000 655,639
Hartnell Community College District , GO , 2009 C , 6.125% , 8/01/33 ..............
20,000,000 24,715,980
Hawthorne School District , GO , 2008 C , AGMC Insured , Zero Cpn., 8/01/48 .......
37,665,000 11,317,029
Hemet Unified School District ,
Community Facilities District No. 2021-7, Special Tax, 2023, 5%, 9/01/48 ........ 1,500,000 1,503,416
Community Facilities District No. 2021-7, Special Tax, 2023, 5%, 9/01/53 ........ 1,000,000 997,117
Huntington Beach City School District , GO , 2003 A , NATL Insured , Zero Cpn., 8/01/28
10,005,000 8,326,310
Independent Cities Finance Authority ,
Augusta Communities LLC, Revenue, 2022 A, Refunding, 5.25%, 5/15/56 ....... 4,000,000 4,177,830
f
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/36 ... 700,000 716,095
f
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/41 ... 900,000 905,325
f
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/46 ... 925,000 916,985
f
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/51 ... 1,250,000 1,216,480
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/46 ........... 1,000,000 751,722
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/56 ........... 2,000,000 1,373,538
Millennium Housing LLC, Revenue, 2022, Refunding, 4%, 9/15/42 ............. 2,000,000 1,897,918
Millennium Housing LLC, Revenue, 2022, Refunding, 4.25%, 9/15/50 ........... 2,000,000 1,887,444
Millennium Housing LLC, Revenue, 2022, Refunding, 5%, 9/15/50 ............. 2,000,000 2,083,830
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/40 ...................................... 2,945,000 2,745,056
Special Tax, 2020 A, 4%, 9/01/44 ...................................... 6,215,000 5,576,783
Special Tax, 2020 A, BAM Insured, 4%, 9/01/50 ........................... 7,960,000 7,737,202
Community Facilities District No. 01-1, Special Tax, 2015, Refunding, BAM Insured,
5%, 9/01/38 .................................................... 7,000,000 7,132,830
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 3/01/57 ........ 10,940,000 11,115,042
Jefferson Union High School District ,
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/25 ..................... 1,335,000 1,372,718
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/29 ..................... 3,075,000 3,423,917
Jurupa Community Services District ,
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/39 .......... 135,000 123,910

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Jurupa Community Services District, (continued)
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/40 .......... $ 140,000 $ 126,832
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/50 .......... 1,000,000 834,221
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/46 .......... 900,000 770,345
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/51 .......... 875,000 723,708
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,858,661
Lake Elsinore Unified School District ,
Community Facilities District No. 2006-3 Area B, Special Tax, 2022, 5%, 9/01/47 .. 350,000 347,934
Community Facilities District No. 2006-3 Area B, Special Tax, 2022, 5%, 9/01/52 .. 500,000 489,087
Lakeside Union School District , GO , 2010 B , Zero Cpn., 8/01/45 ................
11,540,000 4,230,747
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 .............
41,340,000 41,395,879
Lancaster School District ,
GO, 2001, NATL Insured, Zero Cpn., 8/01/25 ............................. 5,495,000 5,172,715
GO, 2001, NATL Insured, Zero Cpn., 7/01/26 ............................. 5,965,000 5,434,451
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/51 ......................
3,000,000 2,648,083
Lawndale Redevelopment Agency ,
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/39 ........................ 10,280,000 10,296,679
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/44 ........................ 6,085,000 6,093,847
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/50 .....
20,990,000 6,036,892
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 ..........................
15,000,000 15,055,582
Long Beach Bond Finance Authority ,
Revenue, 2007 A, 5.5%, 11/15/28 ..................................... 8,000,000 8,573,763
Revenue, 2007 A, 5%, 11/15/29 ....................................... 17,465,000 18,304,583
Revenue, 2007 A, 5.5%, 11/15/30 ..................................... 5,000,000 5,407,901
Revenue, 2007 A, 5%, 11/15/35 ....................................... 69,855,000 74,106,543
Revenue, 2007 A, 5.5%, 11/15/37 ..................................... 35,000,000 38,872,298
Los Angeles Community College District ,
GO, 2015 C, Refunding, 5%, 8/01/25 ................................... 5,890,000 6,105,645
GO, 2016, Refunding, 5%, 8/01/38 ..................................... 10,000,000 10,428,650
Los Angeles County Metropolitan Transportation Authority ,
Revenue, 2021 A, 5%, 6/01/26 ........................................ 4,000,000 4,227,123
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/35 ....................... 17,655,000 18,439,602
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/37 ....................... 10,970,000 11,416,310
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/38 ....................... 7,705,000 7,991,698
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/39 ....................... 5,000,000 5,180,453
Sales Tax, Revenue, 2017 A, 5%, 7/01/38 ............................... 10,455,000 11,099,968
Sales Tax, Revenue, 2017 A, 5%, 7/01/39 ............................... 7,860,000 8,323,133
Sales Tax, Revenue, 2017 A, 5%, 7/01/41 ............................... 12,350,000 13,031,842
Sales Tax, Revenue, 2017 A, 5%, 7/01/42 ............................... 26,910,000 28,326,338
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/32 ....................... 6,700,000 7,689,853
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/35 ....................... 18,960,000 21,550,484
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/36 ....................... 7,035,000 7,931,646
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/37 ....................... 10,330,000 11,539,823
Sales Tax, Revenue, 2021 A, 5%, 6/01/24 ............................... 5,500,000 5,558,060
Sales Tax, Revenue, 2021 A, 5%, 6/01/32 ............................... 4,000,000 4,669,306
Sales Tax, Revenue, Senior Lien, 2021 A, 5%, 7/01/28 ...................... 3,830,000 4,247,275
Sales Tax, Revenue, Senior Lien, 2021 A, 5%, 7/01/36 ...................... 2,500,000 2,863,076
Sales Tax, Revenue, Senior Lien, 2021 A, 5%, 7/01/38 ...................... 3,875,000 4,356,092
Los Angeles County Sanitation Districts Financing Authority ,
Revenue, 2022 A, 5%, 10/01/25 ....................................... 6,830,000 7,111,361
Los Angeles County Sanitation District No. 20, Revenue, 2016 A, Refunding, 4%,
10/01/42 ....................................................... 16,430,000 16,460,368

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water , Water System , Revenue , 2020 C , Refunding , 5% ,
7/01/41 ......................................................... $ 6,455,000 $ 7,086,287
Los Angeles Department of Water & Power ,
Power System, Revenue, 2014 D, 5%, 7/01/44 ............................ 51,940,000 52,193,493
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/35 ................... 15,105,000 15,370,581
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/36 ................... 17,795,000 18,101,250
Power System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 15,000,000 15,330,047
Power System, Revenue, 2016 B, 5%, 7/01/35 ............................ 11,995,000 12,417,742
Power System, Revenue, 2017 A, 5%, 7/01/42 ............................ 22,375,000 23,237,677
Power System, Revenue, 2017 A, 5%, 7/01/47 ............................ 5,000,000 5,169,155
Power System, Revenue, 2017 C, 5%, 7/01/47 ............................ 99,525,000 103,403,867
Power System, Revenue, 2018 D, Refunding, 5%, 7/01/38 ................... 8,960,000 9,619,830
Power System, Revenue, 2018 D, Refunding, 5%, 7/01/39 ................... 8,215,000 8,793,879
Power System, Revenue, 2019 A, 5%, 7/01/45 ............................ 9,535,000 10,115,487
Power System, Revenue, 2019 A, 5.25%, 7/01/49 ......................... 12,555,000 13,397,536
Power System, Revenue, 2019 D, Refunding, 5%, 7/01/44 ................... 17,555,000 18,771,483
Power System, Revenue, 2020 B, Refunding, 5%, 7/01/39 ................... 1,005,000 1,107,326
Power System, Revenue, 2020 B, Refunding, 5%, 7/01/40 ................... 8,020,000 8,802,448
Power System, Revenue, 2021 B, Refunding, 5%, 7/01/48 ................... 20,800,000 22,443,273
Power System, Revenue, 2021 C, 5%, 7/01/45 ............................ 14,455,000 15,812,450
Power System, Revenue, 2022 A, 5%, 7/01/51 ............................ 8,500,000 9,170,704
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/40 ................... 6,000,000 6,702,038
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/41 ................... 5,000,000 5,571,477
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/42 ................... 6,250,000 6,931,332
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/43 ................... 5,000,000 5,525,307
Power System, Revenue, 2023 A, Refunding, 5%, 7/01/31 ................... 10,000,000 11,703,553
Water System, Revenue, 2014 A, 5%, 7/01/44 ............................ 84,000,000 84,428,980
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/41 ................... 29,820,000 30,604,021
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 24,610,000 25,171,231
Water System, Revenue, 2017 A, Refunding, 5%, 7/01/41 ................... 34,330,000 35,766,075
Water System, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................... 18,475,000 19,179,683
Water System, Revenue, 2018 A, 5%, 7/01/25 ............................ 3,940,000 4,072,746
Water System, Revenue, 2018 A, 5%, 7/01/43 ............................ 5,425,000 5,730,336
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/43 ................... 8,380,000 8,905,085
Water System, Revenue, 2022 C, Refunding, 5%, 7/01/41 ................... 2,970,000 3,337,029
Los Angeles Unified School District ,
GO, 2017 A, Refunding, 5%, 7/01/25 ................................... 18,750,000 19,390,532
GO, 2020 C, 4%, 7/01/33 ............................................ 7,000,000 7,396,108
GO, 2020 C, 4%, 7/01/36 ............................................ 8,975,000 9,368,198
GO, 2020 RYQ, 4%, 7/01/44 ......................................... 10,730,000 10,835,542
GO, 2023 QRR, 5.25%, 7/01/48 ....................................... 25,000,000 28,212,900
Los Gatos-Saratoga Joint High School District ,
GO, A, 4%, 8/01/39 ................................................ 10,635,000 10,645,361
GO, A, 4%, 8/01/44 ................................................ 6,090,000 6,095,146
Marin Municipal Water District , Revenue , 2022 , Refunding , 4% , 6/15/52 ..........
27,295,000 27,252,289
Marina Redevelopment Agency Successor Agency ,
Tax Allocation, 2023 A, 5%, 9/01/43 .................................... 1,000,000 1,018,714
Tax Allocation, 2023 B, 5%, 9/01/43 .................................... 2,100,000 2,119,827
Menifee Union School District ,
e
Special Tax, 2023, 5%, 9/01/48 ....................................... 500,000 499,992
e
Special Tax, 2023, 5%, 9/01/54 ....................................... 1,230,000 1,213,128
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/45 .................................................... 875,000 767,826
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/51 .................................................... 1,825,000 1,533,045
Community Facilities District No. 2011-1 Improvement Area No. 6, Special Tax, 2021,
4%, 9/01/26 .................................................... 75,000 75,348

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Menifee Union School District, (continued)
Community Facilities District No. 2011-1 Improvement Area No. 6, Special Tax, 2021,
4%, 9/01/27 .................................................... $ 140,000 $ 141,194
Community Facilities District No. 2011-1 Improvement Area No. 6, Special Tax, 2021,
4%, 9/01/28 .................................................... 105,000 105,969
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5%, 9/01/42 .................................................... 1,000,000 1,016,081
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5.125%, 9/01/47 ................................................. 2,000,000 2,026,937
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5.25%, 9/01/52 .................................................. 2,000,000 2,031,255
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/35 ........ 200,000 198,078
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/44 ........ 565,000 503,559
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/51 ........ 675,000 573,242
Metropolitan Water District of Southern California ,
d
Revenue, 2017 C, Mandatory Put, 3.44%, 5/21/24 ......................... 13,000,000 12,977,605
d
Revenue, 2017 D, Refunding, Mandatory Put, 3.44%, 5/21/24 ................ 10,000,000 9,982,773
d
Revenue, 2017 E, Refunding, Mandatory Put, 3.44%, 5/21/24 ................ 13,000,000 12,977,605
Revenue, 2019 A, Refunding, 5%, 7/01/25 ............................... 10,000,000 10,336,919
Revenue, 2020 A, 5%, 10/01/45 ....................................... 15,665,000 16,826,713
Revenue, 2022 B, Refunding, 3%, 7/01/28 ............................... 20,000,000 20,233,428
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/30 ................................. 2,505,000 2,685,934
Revenue, 2020, Refunding, 5%, 4/01/32 ................................. 4,095,000 4,376,749
Revenue, 2020, Refunding, 5%, 4/01/34 ................................. 1,150,000 1,225,648
Revenue, 2020, Refunding, 5%, 4/01/35 ................................. 1,200,000 1,274,849
Revenue, 2020, Refunding, 5%, 4/01/36 ................................. 4,980,000 5,259,598
Midpeninsula Regional Open Space District , Field Employees Corp. , GO , 2018 , 4% ,
9/01/48 ......................................................... 11,220,000 11,223,010
Modesto High School District , GO , 2002 A , NATL Insured , Zero Cpn., 5/01/27 ......
12,770,000 11,429,690
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ...
11,190,000 11,626,710
Moorpark Unified School District , GO , 2009 A , AGMC Insured , Zero Cpn., 8/01/32 ...
5,870,000 4,262,015
Moreno Valley Unified School District ,
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/27 ...................... 6,315,000 5,679,955
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/28 ...................... 6,625,000 5,797,314
GO, 2018 B, AGMC Insured, 5%, 8/01/47 ................................ 6,075,000 6,359,513
Mount Diablo Unified School District ,
GO, 2022 B, Refunding, 4%, 8/01/25 ................................... 3,100,000 3,158,023
GO, B, 4%, 8/01/24 ................................................ 1,425,000 1,433,827
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/43 ....
55,000,000 52,366,050
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
25,000,000 30,744,808
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/24 ........ 60,000 59,924
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/44 ........ 500,000 434,159
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/51 ........ 1,000,000 826,158
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................
20,000,000 23,759,280
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/36 ............................... 4,590,000 4,727,517
Revenue, 2017 A, Refunding, 5%, 3/01/37 ............................... 4,475,000 4,588,391
Revenue, 2017 A, Refunding, 5%, 3/01/41 ............................... 12,685,000 12,861,615
Revenue, 2017 B, Refunding, 5%, 3/01/47 ............................... 10,000,000 10,327,529
Revenue, 2021 A, Refunding, 5%, 3/01/32 ............................... 1,800,000 1,962,257
Revenue, 2021 B, Refunding, 5%, 3/01/29 ............................... 500,000 557,867
Revenue, 2021 B, Refunding, 5%, 3/01/30 ............................... 600,000 678,525
Revenue, 2021 B, Refunding, 5%, 3/01/31 ............................... 1,000,000 1,148,857
Revenue, 2021 B, Refunding, 5%, 3/01/33 ............................... 1,400,000 1,601,543

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Oceanside Unified School District ,
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/38 ........................... $ 10,590,000 $ 5,859,859
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/39 ........................... 7,860,000 4,110,399
GO, 2015, Refunding, 5%, 8/01/48 ..................................... 12,000,000 12,209,941
GO, 2022, Refunding, 5%, 8/01/39 ..................................... 1,005,000 1,127,764
GO, G, 5%, 8/01/40 ................................................ 1,020,000 1,140,449
GO, G, 5%, 8/01/43 ................................................ 1,000,000 1,104,381
Ontario International Airport Authority ,
Revenue, 2021 B, AGMC Insured, 5%, 5/15/33 ........................... 1,000,000 1,090,470
Revenue, 2021 B, AGMC Insured, 5%, 5/15/34 ........................... 1,000,000 1,088,398
e
Orange County Community Facilities District ,
Community Facilities District No. 2023-1, Special Tax, 2023 A, 5.5%, 8/15/48 ..... 1,550,000 1,585,007
Community Facilities District No. 2023-1, Special Tax, 2023 A, 5.5%, 8/15/53 ..... 1,200,000 1,226,273
Community Facilities District No. 2023-1, Special Tax, 2023 A, 5.75%, 8/15/53 .... 1,085,000 1,112,580
Orange County Sanitation District , Revenue , 2015 A , Refunding , 5% , 2/01/36 ......
8,350,000 8,442,232
Orange County Water District ,
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/28 ........................... 13,740,000 14,568,951
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/34 ........................... 3,305,000 3,757,457
COP, 2003 B, Pre-Refunded, NATL Insured, 5%, 8/15/34 .................... 4,140,000 4,866,189
Palomar Community College District , GO , 2010 B , Zero Cpn., 8/01/39 ............
69,410,000 78,521,798
Palomar Health ,
Obligated Group, GO, 2009 A, AGMC Insured, 7%, 8/01/38 .................. 36,000,000 41,390,597
Obligated Group, GO, 2010 A, 6.75%, 8/01/40 ............................ 60,000,000 68,634,570
Palomar Health Obligated Group, Revenue, 2017, Refunding, AGMC Insured, 5%,
11/01/47 ....................................................... 35,000,000 35,716,968
Panoche Financing Authority ,
Panoche Water District, Revenue, 2021 A, 4%, 9/01/43 ..................... 1,120,000 1,027,227
Panoche Water District, Revenue, 2021 A, 4%, 9/01/51 ..................... 6,070,000 5,188,323
Panoche Water District, Revenue, 2021 B, 1.408%, 9/01/24 .................. 125,000 121,162
Panoche Water District, Revenue, 2021 B, 1.553%, 9/01/25 .................. 130,000 121,645
Panoche Water District, Revenue, 2021 B, 2.006%, 9/01/27 .................. 395,000 351,685
Panoche Water District, Revenue, 2021 B, 2.456%, 9/01/29 .................. 415,000 353,633
Panoche Water District, Revenue, 2021 B, 2.756%, 9/01/31 .................. 435,000 355,599
Panoche Water District, Revenue, 2021 B, 3.106%, 9/01/35 .................. 880,000 683,312
Panoche Water District, Revenue, 2021 B, 3.571%, 9/01/40 .................. 1,155,000 852,999
Patterson Joint Unified School District ,
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/24 ........................... 2,075,000 2,024,994
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/25 ........................... 2,170,000 2,043,061
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/26 ........................... 2,265,000 2,059,764
Perris Joint Powers Authority ,
Community Facilities District No. 2007-2, Special Tax, 2021, 4%, 9/01/43 ........ 1,445,000 1,285,764
Community Facilities District No. 2007-2, Special Tax, 2021, 4%, 9/01/48 ........ 1,250,000 1,070,544
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/50 .................................................... 1,125,000 937,016
Perris Union High School District ,
COP, 2019, Refunding, BAM Insured, 5%, 10/01/48 ........................ 10,000,000 10,571,353
GO, 2019 A, AGMC Insured, 4%, 9/01/43 ................................ 5,540,000 5,615,167
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 .............
11,000,000 10,889,088
Placentia-Yorba Linda Unified School District ,
GO, 2008 D, Zero Cpn., 8/01/43 ....................................... 27,955,000 11,908,360
GO, 2008 D, Zero Cpn., 8/01/46 ....................................... 89,200,000 31,536,089
GO, 2008 D, Zero Cpn., 8/01/49 ....................................... 85,000,000 25,756,148
Port of Los Angeles , Revenue , 2014 B , Refunding , 5% , 8/01/44 .................
10,300,000 10,352,441
Port of Oakland , Revenue , 2021 H , Refunding , 5% , 11/01/29 ...................
2,000,000 2,167,773
Poway Redevelopment Agency Successor Agency ,
Tax Allocation, 2015 A, Refunding, 5%, 12/15/31 .......................... 10,180,000 11,612,048

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Poway Redevelopment Agency Successor Agency, (continued)
Tax Allocation, 2015 A, Refunding, 5%, 12/15/32 .......................... $ 11,215,000 $ 12,957,350
Tax Allocation, 2015 A, Refunding, 5%, 6/15/33 ........................... 5,835,000 6,878,059
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/50 2,000,000 1,917,999
Community Facilities District No. 16 Area A, Special Tax, 2020, AGMC Insured, 4%,
9/01/50 ........................................................ 5,500,000 5,274,497
Facilities Improvement District No. 2007-1, GO, B, Zero Cpn., 8/01/46 .......... 45,000,000 15,579,355
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4C, Special Tax, 2022, 5%,
9/01/42 ........................................................ 300,000 306,312
City of Rancho Mirage Community Facilities District No. 4C, Special Tax, 2022, 5%,
9/01/47 ........................................................ 500,000 506,459
City of Rancho Mirage Community Facilities District No. 4C, Special Tax, 2022, 5%,
9/01/53 ........................................................ 1,000,000 1,002,859
Regents of the University of California ,
Medical Center, Revenue, 2016 L, Refunding, 5%, 5/15/47 ................... 39,575,000 40,467,705
Medical Center, Revenue, 2022 P, 5%, 5/15/47 ........................... 116,410,000 126,579,322
Medical Center, Revenue, 2022 P, 4%, 5/15/53 ........................... 84,305,000 81,172,681
Regents of the University of California Medical Center , Medical Center , Revenue , 2016
L , Refunding , 5% , 5/15/41 ........................................... 10,000,000 10,302,413
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/41 ......
27,000,000 31,236,462
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/35 ..........
10,000,000 6,507,684
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 1, Special Tax, 2022
A-1, Refunding, AGMC Insured, 5%, 9/01/42 ............................ 4,000,000 4,328,013
Community Facilities District No 2003-1 Improvement Area No. 1, Special Tax, 2022
A-1, Refunding, AGMC Insured, 4.25%, 9/01/47 ......................... 6,000,000 5,900,034
Community Facilities District No 2003-1 Improvement Area No. 1, Special Tax, 2022
A-1, Refunding, AGMC Insured, 5.25%, 9/01/52 ......................... 11,000,000 11,900,732
Riverside County Asset Leasing Corp. , County of Riverside , Revenue , 1997 A , NATL
Insured , Zero Cpn., 6/01/24 .......................................... 13,005,000 12,773,878
Riverside Unified School District ,
Community Facilities District No. 37, Special Tax, 2023 A, 5%, 9/01/47 .......... 1,150,000 1,157,006
Community Facilities District No. 37, Special Tax, 2023 A, 5%, 9/01/52 .......... 2,135,000 2,138,473
f
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 15,491,000 15,258,480
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015 A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 11,437,885
Rocklin Unified School District ,
GO, 2003, NATL Insured, Zero Cpn., 8/01/25 ............................. 8,160,000 7,715,280
GO, 2003, NATL Insured, Zero Cpn., 8/01/26 ............................. 8,695,000 7,961,029
GO, 2003, NATL Insured, Zero Cpn., 8/01/27 ............................. 9,080,000 8,044,519
GO, 2003, NATL Insured, Zero Cpn., 8/01/28 ............................. 16,615,000 14,234,066
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,441,253
Romoland School District ,
Community Facilities District No. 2016-1, Special Tax, 2023, 5%, 9/01/43 ........ 750,000 768,843
Community Facilities District No. 2016-1, Special Tax, 2023, 5%, 9/01/48 ........ 1,000,000 1,009,201
Community Facilities District No. 2016-1, Special Tax, 2023, 5%, 9/01/53 ........ 1,500,000 1,504,676
Community Facilities District No. 2016-2, Special Tax, 2022, 4.5%, 9/01/42 ....... 360,000 347,510
Community Facilities District No. 2016-2, Special Tax, 2022, 4.625%, 9/01/47 ..... 750,000 714,883
Community Facilities District No. 2016-2, Special Tax, 2022, 4.75%, 9/01/52 ...... 1,000,000 952,398
Community Facilities District No. 2017-1 Improvement Area No. 1, Special Tax, 2022,
5%, 9/01/42 .................................................... 750,000 767,987
Community Facilities District No. 2017-1 Improvement Area No. 1, Special Tax, 2022,
5.125%, 9/01/47 ................................................. 1,200,000 1,222,992

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Romoland School District, (continued)
Community Facilities District No. 2017-1 Improvement Area No. 1, Special Tax, 2022,
5.25%, 9/01/53 .................................................. $ 2,500,000 $ 2,545,703
Community Facilities District No. 2017-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/46 .................................................... 370,000 375,548
Community Facilities District No. 2017-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/54 .................................................... 1,600,000 1,607,444
Community Facilities District No. 91-1, Special Tax, 2022, 3.75%, 9/01/42 ........ 1,695,000 1,424,498
Community Facilities District No. 91-1, Special Tax, 2022, 4%, 9/01/46 .......... 5,085,000 4,433,224
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 ..........
5,000,000 5,089,163
Sacramento Area Flood Control Agency ,
Consolidated Capital Assessment District No. 2, Special Assessment, 2016 A,
Refunding, 5%, 10/01/41 ........................................... 13,740,000 14,206,737
Consolidated Capital Assessment District No. 2, Special Assessment, 2016 A,
Refunding, 5%, 10/01/43 ........................................... 20,000,000 20,615,546
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ...............
20,000,000 19,551,784
Sacramento County Sanitation Districts Financing Authority ,
Sacramento Regional County Sanitation District, Revenue, 2014 A, Refunding, 5%,
12/01/44 ....................................................... 25,000,000 25,083,805
Sacramento Regional County Sanitation District, Revenue, 2020 A, Refunding, 5%,
12/01/27 ....................................................... 2,960,000 3,250,754
Sacramento County Water Financing Authority ,
Sacramento County Water Agency, Revenue, 2019, Refunding, 5%, 6/01/27 ..... 2,000,000 2,163,390
Sacramento County Water Agency, Revenue, 2022 A, 4%, 11/01/25 ............ 32,260,000 32,912,074
Sacramento Municipal Utility District ,
Revenue, 2019 G, 5%, 8/15/41 ....................................... 2,500,000 2,709,663
Revenue, 2021 I, Refunding, 5%, 8/15/25 ................................ 3,500,000 3,627,283
Revenue, 2022 J, Refunding, 5%, 8/15/26 ............................... 2,615,000 2,781,900
San Bernardino Community College District ,
GO, 2009 B, Zero Cpn., 8/01/44 ....................................... 7,750,000 2,995,210
GO, 2009 B, Zero Cpn., 8/01/48 ....................................... 66,390,000 21,297,919
San Diego Community College District , GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ....
26,880,000 30,210,483
San Diego County Regional Airport Authority ,
Revenue, 2017 A, Refunding, 5%, 7/01/47 ............................... 5,000,000 5,179,644
Revenue, 2019 A, Refunding, 5%, 7/01/44 ............................... 4,000,000 4,252,262
Revenue, 2019 A, Refunding, 5%, 7/01/49 ............................... 5,000,000 5,256,792
Revenue, 2019 B, Refunding, 4%, 7/01/44 ............................... 5,000,000 4,759,729
Revenue, 2021 A, 5%, 7/01/56 ........................................ 7,500,000 7,976,536
Revenue, 2021 B, 5%, 7/01/33 ........................................ 4,000,000 4,369,408
Revenue, 2021 B, 4%, 7/01/36 ........................................ 3,610,000 3,604,912
Special Facilities, Revenue, 2014 A, 5%, 7/01/44 .......................... 5,645,000 5,667,787
San Diego County Regional Transportation Commission , Revenue , 2016 A , 5% ,
4/01/48 ......................................................... 25,000,000 25,659,467
San Diego County Water Authority , Revenue, Sub. Lien , 2021 S-1 , Refunding ,
5% , 5/01/28 ...................................................... 2,335,000 2,584,778
San Diego Unified School District ,
GO, 2010 C, Zero Cpn., 7/01/48 ....................................... 29,840,000 26,900,882
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 74,270,000 54,581,922
GO, 2019 L, 4%, 7/01/49 ............................................ 30,000 29,698
GO, 2023 ZR-4B, Refunding, 5%, 7/01/40 ............................... 62,225,000 71,371,447
GO, 2023 ZR-4B, Refunding, 5%, 7/01/45 ............................... 31,605,000 35,259,900
GO, R-2, Refunding, Zero Cpn., 7/01/40 ................................. 79,760,000 76,205,208
San Francisco Bay Area Rapid Transit District ,
GO, 2017 A-1, 5%, 8/01/47 .......................................... 11,480,000 11,924,671
GO, 2020 C-1, 4%, 8/01/33 .......................................... 1,560,000 1,642,448
GO, 2022 D-1, 3%, 8/01/41 .......................................... 23,605,000 20,152,544
GO, 2022 D-1, 3%, 8/01/42 .......................................... 20,000,000 16,812,162

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2016 B, 5%, 5/01/41 ........................................ $ 65,645,000 $ 66,158,502
Revenue, 2016 B, 5%, 5/01/46 ........................................ 28,825,000 28,917,972
Revenue, 2016 C, 5%, 5/01/46 ........................................ 67,880,000 69,445,645
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 30,720,000 31,514,373
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 8,000,000 8,146,152
Revenue, Second Series, 2014 B, 5%, 5/01/44 ............................ 31,000,000 31,096,435
Revenue, Second Series, 2017 A, 5%, 5/01/42 ............................ 48,155,000 49,086,096
Revenue, Second Series, 2017 A, 5%, 5/01/47 ............................ 28,625,000 28,970,074
Revenue, Second Series, 2017 B, 5%, 5/01/47 ............................ 200,000 206,871
Revenue, Second Series, 2018 D, 5%, 5/01/43 ........................... 106,295,000 108,756,835
Revenue, Second Series, 2018 D, 5%, 5/01/48 ........................... 33,700,000 34,245,418
Revenue, Second Series, 2018 D, 5.25%, 5/01/48 ......................... 40,145,000 41,287,876
Revenue, Second Series, 2018 E, 5%, 5/01/48 ............................ 52,245,000 54,465,867
Revenue, Second Series, 2019 B, 5%, 5/01/49 ............................ 10,700,000 11,250,680
Revenue, Second Series, 2019 E, 5%, 5/01/45 ............................ 33,570,000 34,376,952
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 5,000,000 5,087,896
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/31 ................... 1,405,000 1,542,097
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/34 ................... 5,000,000 5,457,496
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AGMC Insured , 5% , 8/01/46 .................. 10,000,000 10,434,367
San Francisco Unified School District , GO , 2022 C , 5% , 6/15/35 ................
6,640,000 7,541,749
San Gabriel Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 3,530,000 3,215,173
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 1,850,000 1,656,307
San Jacinto Unified School District ,
Community Facilities District No. 2003-1, Special Tax, 2022, 4%, 9/01/50 ........ 875,000 726,617
Community Facilities District No. 2022-1 Improvement Area No. 1, Special Tax, 2023,
5.25%, 9/01/54 .................................................. 1,000,000 1,028,474
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 5.9%, 1/15/38 .............................. 106,465,000 132,379,497
Revenue, 1997 A, Refunding, 5.95%, 1/15/40 ............................. 142,645,000 179,445,327
Revenue, 1997 A, Refunding, 6%, 1/15/43 ............................... 161,250,000 204,673,577
Revenue, 1997 A, Refunding, 6%, 1/15/45 ............................... 143,336,000 182,659,314
Revenue, 1997 A, Refunding, 6%, 1/15/46 ............................... 143,336,000 182,813,687
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 13,155,000 12,218,444
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/25 ...................... 5,700,000 5,509,295
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/28 ...................... 33,545,000 29,839,448
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/29 ...................... 37,050,000 32,005,798
Revenue, Senior Lien, 2021 A, Refunding, AGMC Insured, 4%, 1/15/44 ......... 130,746,000 131,681,462
Revenue, Senior Lien, 2021 A, Refunding, AGMC Insured, 4%, 1/15/50 ......... 191,775,000 191,927,059
San Jose Unified School District ,
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/27 ....................... 7,105,000 6,491,189
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/29 ....................... 7,105,000 6,122,354
San Juan Unified School District ,
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/26 ........................... 11,360,000 10,195,804
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/27 ........................... 18,605,000 16,435,919
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/28 ........................... 19,470,000 16,611,321

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... $ 10,000,000 $ 10,304,215
San Marino Unified School District , GO , 2000 A , NATL Insured , Zero Cpn., 7/01/25 ..
6,080,000 5,780,483
San Mateo Foster City Public Financing Authority , Estero Municipal Improvement
District , Revenue , 2021 A , 5% , 8/01/25 .................................. 10,545,000 10,920,635
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 .................
17,060,000 17,102,572
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ...............
10,000,000 10,050,618
Santa Ana Unified School District , COP , 1999 , AGMC Insured , Zero Cpn., 4/01/24 ...
2,685,000 2,654,804
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 20,611,558
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , Zero Cpn., 8/01/42 .................................... 49,000,000 20,892,390
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AGMC Insured , 5% , 12/01/45 ............... 10,000,000 10,233,142
Southern California Public Power Authority ,
Revenue, 2007 A, 5.25%, 11/01/27 ..................................... 9,855,000 10,332,536
Revenue, 2007 A, 5%, 11/01/33 ....................................... 17,500,000 18,548,961
Los Angeles Department of Water & Power Power System, Revenue, 2023-1 A,
5.25%, 7/01/53 .................................................. 28,975,000 32,423,042
Southern Mono Health Care District ,
GO, A, NATL Insured, Zero Cpn., 8/01/28 ................................ 2,340,000 1,973,717
GO, A, NATL Insured, Zero Cpn., 8/01/29 ................................ 2,440,000 1,974,206
GO, A, NATL Insured, Zero Cpn., 8/01/30 ................................ 2,550,000 1,982,022
GO, A, NATL Insured, Zero Cpn., 8/01/31 ................................ 2,660,000 1,988,291
State of California ,
GO, Refunding, 5%, 12/01/23 ......................................... 5,000,000 5,000,000
GO, 6%, 5/01/24 .................................................. 640,000 648,043
GO, NATL Insured, 6%, 8/01/24 ....................................... 255,000 256,182
GO, 5.625%, 9/01/24 ............................................... 90,000 90,538
GO, Refunding, 4%, 10/01/24 ......................................... 5,685,000 5,727,085
GO, Refunding, 4%, 11/01/24 ......................................... 11,655,000 11,751,693
GO, 5%, 11/01/24 ................................................. 5,000,000 5,085,908
GO, 4%, 12/01/24 ................................................. 3,500,000 3,532,126
GO, 5%, 3/01/25 .................................................. 10,000,000 10,239,534
GO, AMBAC Insured, 5.9%, 3/01/25 .................................... 75,000 75,509
GO, Refunding, 5%, 4/01/25 ......................................... 25,625,000 26,283,514
GO, Refunding, 5%, 11/01/25 ......................................... 39,975,000 41,508,029
GO, Refunding, 5%, 12/01/25 ......................................... 2,375,000 2,470,582
GO, 5%, 4/01/27 .................................................. 4,000,000 4,298,195
GO, Refunding, 5%, 4/01/28 ......................................... 2,930,000 3,219,584
GO, Refunding, 5%, 8/01/28 ......................................... 12,020,000 12,956,672
GO, Refunding, 5%, 9/01/30 ......................................... 5,000,000 5,729,677
GO, Refunding, 5%, 11/01/30 ......................................... 5,320,000 6,113,119
GO, Refunding, 5%, 10/01/32 ......................................... 4,125,000 4,611,063
GO, 5%, 4/01/33 .................................................. 5,000,000 5,527,048
GO, Refunding, 5%, 3/01/35 ......................................... 56,185,000 63,386,557
GO, Refunding, 5%, 9/01/35 ......................................... 9,000,000 9,476,417
GO, Refunding, 4%, 3/01/37 ......................................... 10,000,000 10,360,495
GO, Refunding, 5%, 8/01/37 ......................................... 2,900,000 3,127,336
GO, 5%, 10/01/39 ................................................. 13,340,000 13,452,942
GO, 5%, 10/01/39 ................................................. 15,000,000 15,515,751
GO, 5%, 10/01/44 ................................................. 1,660,000 1,673,247
GO, 5%, 3/01/45 .................................................. 17,500,000 17,733,578
GO, 5%, 8/01/45 .................................................. 10,085,000 10,263,633
GO, 5%, 9/01/45 .................................................. 5,000,000 5,161,971
GO, 5%, 8/01/46 .................................................. 57,200,000 58,939,818
GO, 5%, 9/01/46 .................................................. 8,930,000 9,209,647

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO, 5%, 10/01/47 ................................................. $ 11,000,000 $ 11,287,460
GO, 5%, 10/01/48 ................................................. 5,000,000 5,268,919
GO, 1996, FGIC Insured, 5.375%, 6/01/26 ............................... 800,000 808,292
GO, 1997, NATL, FGIC Insured, 5.625%, 10/01/26 ......................... 5,005,000 5,044,252
GO, 2004, 5.125%, 4/01/24 .......................................... 5,000 5,008
GO, 2004, 5.2%, 4/01/26 ............................................ 20,000 20,029
GO, 2017, 5%, 11/01/27 ............................................. 2,380,000 2,590,899
GO, 2017, 5%, 11/01/47 ............................................. 23,370,000 24,619,858
GO, 2022, Refunding, 5%, 4/01/35 ..................................... 38,600,000 44,998,132
GO, 2022, Refunding, 5%, 4/01/35 ..................................... 12,985,000 14,223,957
Department of Water Resources, Revenue, BD, 5%, 12/01/26 ................ 3,250,000 3,486,104
Department of Water Resources, Revenue, BD, 5%, 12/01/27 ................ 8,240,000 9,052,691
Department of Water Resources, Revenue, BD, 5%, 12/01/28 ................ 1,650,000 1,852,230
Sulphur Springs Union School District ,
COP, 2010, AGMC Insured, 6.5%, 12/01/37 .............................. 1,695,000 1,799,260
COP, 2010, AGMC Insured, ETM, 6.5%, 12/01/37 .......................... 790,000 798,123
COP, 2010, Pre-Refunded, AGMC Insured, 6.5%, 12/01/37 .................. 4,480,000 4,777,762
COP, 2010, Pre-Refunded, AGMC Insured, 6.5%, 12/01/37 .................. 5,215,000 5,577,285
Temescal Valley Water District ,
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/36 ................................................ 930,000 888,747
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/41 ................................................ 785,000 709,556
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/46 ................................................ 1,040,000 885,112
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/51 ................................................ 930,000 767,034
Three Rivers Levee Improvement Authority ,
Special Tax, 2021 A, Refunding, 3%, 9/01/24 ............................. 245,000 241,323
Special Tax, 2021 A, Refunding, 4%, 9/01/25 ............................. 280,000 279,602
Special Tax, 2021 A, Refunding, 4%, 9/01/36 ............................. 1,080,000 1,022,022
Special Tax, 2021 A, Refunding, 4%, 9/01/41 ............................. 2,840,000 2,462,633
Special Tax, 2021 A, Refunding, 4%, 9/01/46 ............................. 2,700,000 2,194,623
Special Tax, 2021 A, Refunding, 4%, 9/01/51 ............................. 5,065,000 4,001,198
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 5%, 6/01/29 ............................................ 1,500,000 1,631,049
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/49 ............................................ 8,000,000 7,151,171
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 13,955,000 14,171,357
Town of Tiburon ,
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.375%,
9/02/41 ........................................................ 550,000 364,508
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.5%,
9/02/51 ........................................................ 1,250,000 740,994
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2,
Special Tax, 2023, 5.75%, 9/01/48 ................................... 1,750,000 1,826,858
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2,
Special Tax, 2023, 5.875%, 9/01/53 ................................... 2,900,000 3,040,353
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 3%, 9/01/24 ...................................... 100,000 99,079
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/25 ...................................... 115,000 114,741

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tracy Community Facilities District, (continued)
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/28 ...................................... $ 120,000 $ 120,126
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/30 ...................................... 110,000 109,651
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/36 ...................................... 430,000 418,265
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/41 ...................................... 665,000 604,795
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/46 ...................................... 885,000 769,378
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/51 ...................................... 2,210,000 1,859,346
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/45 ........................... 11,030,000 11,182,299
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/49 ........................... 8,790,000 8,849,276
Truckee-Donner Public Utility District , Water System , Revenue , 2022 A , 5% , 11/15/47
3,230,000 3,506,061
Turlock Irrigation District , Revenue , 2019 , Refunding , 5% , 1/01/44 ...............
9,060,000 9,777,414
Union Elementary School District ,
GO, 1999 A, NATL Insured, Zero Cpn., 9/01/24 ........................... 2,000,000 1,953,459
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/25 ........................... 5,500,000 5,208,354
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/26 ........................... 5,850,000 5,378,313
University of California ,
Revenue, 2015 I, Refunding, 5%, 5/15/40 ................................ 22,990,000 23,366,374
Revenue, 2015 I, Refunding, 5%, 5/15/50 ................................ 25,420,000 25,709,902
Revenue, 2016 K, 4%, 5/15/46 ........................................ 19,850,000 19,739,676
Revenue, 2017 AV, 5.25%, 5/15/47 ..................................... 6,775,000 7,113,509
Revenue, 2017 M, 5%, 5/15/42 ....................................... 15,410,000 16,143,071
Revenue, 2017 M, 5%, 5/15/47 ....................................... 27,200,000 28,296,146
Revenue, 2018 AZ, Refunding, 5%, 5/15/43 .............................. 28,000,000 29,709,333
Revenue, 2018 AZ, Refunding, 5%, 5/15/48 .............................. 47,230,000 49,746,872
Revenue, 2018 AZ, Refunding, 5.25%, 5/15/58 ............................ 9,110,000 9,669,264
Revenue, 2018 O, Refunding, 5%, 5/15/39 ............................... 14,400,000 15,400,784
Revenue, 2018 O, Refunding, 5%, 5/15/48 ............................... 11,445,000 11,968,863
Revenue, 2018 O, Refunding, 5%, 5/15/58 ............................... 5,805,000 6,046,853
Revenue, 2021 Q, Refunding, 4%, 5/15/37 ............................... 1,500,000 1,563,303
Revenue, 2022 BK, 5%, 5/15/52 ....................................... 48,195,000 52,427,610
Revenue, 2023 BN, Refunding, 5%, 5/15/43 .............................. 9,000,000 10,104,749
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2,
Special Tax, 2021 A, 4%, 9/01/40 .................................... 260,000 234,712
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2,
Special Tax, 2021 A, 4%, 9/01/45 .................................... 165,000 139,804
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2,
Special Tax, 2021 A, 4%, 9/01/51 .................................... 260,000 211,237
Upland Unified School District , GO , 2011 C , Zero Cpn., 8/01/45 .................
62,900,000 23,291,191
Val Verde Unified School District ,
GO, 2010 B, AGMC Insured, 6.125%, 8/01/34 ............................ 1,000,000 1,216,786
GO, 2020 A, BAM Insured, 4%, 8/01/46 ................................. 1,450,000 1,436,226
Community Facilities District No. 2018-1, Special Tax, 2022, 4%, 9/01/52 ........ 7,000,000 5,802,825
Community Facilities District No. 2018-2 Improvement Area No. 1, Special Tax, 2023,
5%, 9/01/43 .................................................... 1,230,000 1,249,496
Community Facilities District No. 2018-2 Improvement Area No. 1, Special Tax, 2023,
5%, 9/01/48 .................................................... 1,755,000 1,761,128

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Val Verde Unified School District, (continued)
Community Facilities District No. 2018-2 Improvement Area No. 1, Special Tax, 2023,
5%, 9/01/53 .................................................... $ 2,445,000 $ 2,441,703
Vallejo Public Financing Authority , City of Vallejo Hiddenbrooke Improvement District
No. 1 , Revenue , 2004 A , 5.8% , 9/01/31 ................................. 3,075,000 3,090,374
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015 B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,111,873
Vista Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 7,150,000 6,515,723
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 4,795,000 4,291,636
Washington Township Health Care District ,
GO, 2015 B, 5%, 8/01/45 ............................................ 15,000,000 15,107,872
Revenue, 2023 A, 5.75%, 7/01/48 ..................................... 1,300,000 1,376,537
Revenue, 2023 A, 5.75%, 7/01/53 ..................................... 1,000,000 1,048,848
West Basin Municipal Water District ,
Revenue, 2021 A, Refunding, 5%, 8/01/25 ............................... 1,365,000 1,410,254
Revenue, 2021 A, Refunding, 5%, 8/01/26 ............................... 1,000,000 1,058,521
West Sacramento Area Flood Control Agency ,
Special Assessment, 2015, AGMC Insured, 5%, 9/01/40 ..................... 3,000,000 3,074,579
Special Assessment, 2015, AGMC Insured, 5%, 9/01/45 ..................... 7,500,000 7,653,136
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 ..
4,940,000 5,580,775
Westside Union School District ,
Community Facilities District No. 2016-1 Improvement Area B, Special Tax, 2023,
5%, 9/01/43 .................................................... 1,175,000 1,153,932
Community Facilities District No. 2016-1 Improvement Area B, Special Tax, 2023,
5.25%, 9/01/52 .................................................. 1,890,000 1,847,140
12,445,242,104
Oregon 0.0%
†
f
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-2 , 6.75% , 12/01/25 ........................... 2,525,000 2,528,944
Wisconsin 0.8%
f
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 30,400,000 23,477,342
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 83,000,000 83,000,000
106,477,342
U.S. Territories 2.6%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue, 2021 A, Refunding, 2.499%, 10/01/25 ........................... 2,660,000 2,492,627
Revenue, 2021 A, Refunding, 2.899%, 10/01/27 ........................... 2,150,000 1,916,796
Revenue, 2021 A, Refunding, 3.099%, 10/01/28 ........................... 3,140,000 2,731,337
Revenue, 2021 A, Refunding, 3.189%, 10/01/29 ........................... 3,560,000 3,012,154
Revenue, 2021 A, Refunding, 3.339%, 10/01/30 ........................... 2,400,000 1,985,886
Revenue, 2021 A, Refunding, 3.489%, 10/01/31 ........................... 2,155,000 1,748,647
Revenue, 2021 A, Refunding, 3.839%, 10/01/36 ........................... 9,650,000 7,473,869
Revenue, 2021 A, Refunding, 4.46%, 10/01/43 ............................ 2,400,000 1,736,141
23,097,457
Puerto Rico 2.4%
Children's Trust Fund ,
Revenue, 2002, 5.5%, 5/15/39 ........................................ 5,355,000 5,368,533
Revenue, 2002, 5.625%, 5/15/43 ...................................... 16,000,000 16,181,662
Puerto Rico Electric Power Authority ,
a,e
Revenue, 6%, 7/01/41 .............................................. 9,260,673 9,260,673

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, (continued)
a,e
Revenue, 7.125%, 7/01/59 ........................................... $ 44,974,968 $ 44,974,968
g
Revenue, 2012 A, 5%, 7/01/29 ........................................ 20,000,000 5,050,000
g
Revenue, 2013 A, 7%, 7/01/33 ........................................ 50,000,000 12,625,000
g
Revenue, WW, 5%, 7/01/28 .......................................... 12,030,000 3,037,575
g
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 5,200,000 3,640,000
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 29,500,000 27,917,989
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 184,264,000 179,119,312
307,175,712
Total U.S. Territories .................................................................... 330,273,169
Total Municipal Bonds (Cost $12,542,415,075) ..................................
12,884,521,559
Shares
Escrows and Litigation Trusts 0.0%
†
a,h
Puerto Rico Electric Power Authority, Escrow Account ........................ 4,167,132 3,333,706
Total Escrows and Litigation Trusts (Cost $–) ...................................
3,333,706
Total Long Term Investments (Cost $12,550,042,723) ............................
12,895,502,513
a
a a a a
Short Term Investments 0.9%
Principal
Amount
Municipal Bonds 0.9%
California 0.9%
i
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 2% ,
9/01/38 ......................................................... 13,000,000 13,000,000
i
California Statewide Communities Development Authority ,
Rady Children's Hospital Obligated Group, Revenue, 2008 A, Refunding, LOC US
Bank NA, Daily VRDN and Put, 2%, 8/15/47 ............................ 10,200,000 10,200,000
Rady Children's Hospital Obligated Group, Revenue, 2008 B, LOC Wells Fargo Bank
NA, Daily VRDN and Put, 2%, 8/15/47 ................................ 22,140,000 22,140,000
i
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 2.5% , 7/01/46 ................................. 1,000,000 1,000,000
i
Irvine Ranch Water District ,
Water Service Corp., Special Assessment, 2009 A, LOC US Bank NA, Daily VRDN
and Put, 2%, 10/01/41 ............................................ 9,155,000 9,155,000
Water Service Corp., Special Assessment, 2009 B, LOC Bank of America NA, Daily
VRDN and Put, 1.9%, 10/01/41 ...................................... 600,000 600,000
i
Los Angeles Department of Water & Power , Power System , Revenue , 2002 A-6 ,
Refunding , SPA Bank of America NA , Daily VRDN and Put , 2.55% , 7/01/35 ...... 4,850,000 4,850,000
i
State of California , GO , 2005 B-5 , LOC US Bank NA , Daily VRDN and Put , 2.15% ,
5/01/40 ......................................................... 44,500,000 44,500,000
i
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 2.3%, 5/15/48 ................... 1,200,000 1,200,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 2.4%, 5/15/48 ........... 11,100,000 11,100,000

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 31 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
California (continued)
i
University of California, (continued)
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 2.4%, 5/15/48 ........... $ 5,150,000 $ 5,150,000
122,895,000
Total Municipal Bonds (Cost $122,895,000) .....................................
122,895,000
Total Short Term Investments (Cost $122,895,000 ) ...............................
122,895,000
a
Total Investments (Cost $12,672,937,723) 99.9% ................................
$13,018,397,513
Other Assets, less Liabilities 0.1% .............................................
7,565,565
Net Assets 100.0% ...........................................................
$13,025,963,078
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
See Note 3 regarding restricted securities.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $1,119,217,817, representing 8.6% of net assets.
g
Defaulted security or security for which income has been deemed uncollectible.
h
Non-income producing.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Restricted Securities
At November 30, 2023 , investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Principal
Amount Issuer
Acquisition
Date Cost Value
Franklin California Tax-Free Income Fund
6,132,417
a
Centennial Gardens LP, CME Term Loan, B, 7.321%,
(1-month SOFR + 1.55%), 1/01/38 ............. 10/12/23 $ 6,132,417 $ 6,132,417
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $6,132,417 $6,132,417
†
Rounds to less than 0.1% of net assets.
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,514,831 as of November 30, 2023.

Franklin California Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin California Tax-Free Income Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests ............... $ — $ — $ 7,647,248 $ 7,647,248
Municipal Bonds :
California ............................. — 12,445,242,104 — 12,445,242,104
Oregon .............................. — 2,528,944 — 2,528,944
Wisconsin ............................ — 106,477,342 — 106,477,342
U.S. Territories ..........................
Guam ............................... — 23,097,457 — 23,097,457
Puerto Rico ........................... — 252,940,071 54,235,641 307,175,712
Escrows and Litigation Trusts ............... — — 3,333,706 3,333,706
Short Term Investments ................... — 122,895,000 — 122,895,000
Total Investments in Securities ........... $— $12,953,180,918 $65,216,595 $13,018,397,513

Franklin California Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LIBOR
London Interbank Offered Rate
LOC
Letter of Credit
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.